INTEREST AND ACCRETION EXPENSE	12 Months Ended
Dec. 31, 2024
INTEREST AND ACCRETION EXPENSE
INTEREST AND ACCRETION EXPENSE

7.INTEREST AND ACCRETION EXPENSE

	Year ended
	December 31
	2024	2023
Interest expense
Revolving Facility	$4,840	$2,736
Interest expense on lease liabilities (note 16)	160	156
Credit Facility (note 15)	—	6,030
Fresnillo obligation	—	1,064
Other	898	268
Interest expense	5,898	$10,254

Accretion expense
Accretion of site closure provisions (note 17)	504	539
Deferred revenue	489	676
Credit Facility (note 15)	—	369
Accretion expense	993	1,584

Interest and accretion expense	$6,891	$11,838